The High
   Yield Income
   Fund, Inc.
------------------------------------------------
-------------------
   Annual Report
   August 31, 1998

                          Letter to Shareholders

October 23, 1998
Performance At A Glance.
High yield bonds rallied for most of the past year ended August 31, 1998 as companies that issued these debt securities benefited from a combination of solid U.S. economic growth and subdued inflation. However, investors turned cautious toward the end of the fiscal year. Most equity and debt markets
(including high yield bonds) came under selling pressure as a global financial crisis that spread from Asia to Russia and Latin
America threatened the
domestic economic expansion. Losses on high yield bonds in the final month of the fiscal year nearly erased all of the High
Yield Income Fund's year-to-date
gains.


                                 FUND'S
PERFORMANCE
                                   As of 8/31/98

                              Average Annual
                               Total Return
NAV       Market Price
                                 12 months
8/31/97       8/31/96
High Yield                         0.33%
$6.91         $6.38
 Income Fund1
Lipper Closed-End                (0.55)%
N/A           N/A
 High Current Yield Avg.2
Lipper Open-End                    1.26%
N/A           N/A
 High Current Yield Avg.3

ISource: Prudential lnvestments Fund Management
LLC Total return of the Fund
represents the change in net asset value from the beginning of the period
(8/3l/97) through the end of the period
(8/31/98) and assumes the reinvestment
of dividends and distributions. Shares of the Fund are traded on the NYSE using the symbol HYI. Past performance is no guarantee of future results.

2Source: Lipper Analytical Services, lnc. These are the average returns of 18 funds in the closed-end high current yield category for one year.

3Source: Lipper Analytical Services, Inc. These are the average returns of
231 funds in the open-end high current yield category.

                          YIELD AND DIVIDEND
                            As of 8/31/98
                 Total Monthly Dividends Paid
Per Share

     Total Monthly Dividends
         Paid Per Share            Yield At
Market Price
           12 months
             $0.72                        11.29%

The Fund seeks high current income primarily by investing in corporate bonds rated BBB or lower by independent rating agencies. Bonds rated less than BBB are below investment grade and are commonly known as junk bonds. Below investment grade bonds are subject to greater risk of default and higher volatility than investment grade bonds. The Fund is well diversified and we carefully research companies to find those with attractive yields and improving credit quality.

Our Strategy

A Good Year Ends On A Bad Note.
The past fiscal year saw major changes in the high yield market. For most of the reporting period, investors eagerly bought high yield bonds, reassured by nearly ideal economic conditions in the U.S. But in the final month, mounting global financial turmoil caused investors to flee many types of riskier assets including junk bonds.

The global financial crisis first erupted in Asia during October 1997.
Eventually, thousands of businesses failed in countries such as Thailand,
Indonesia and South Korea. Local currencies that had weakened earlier in the year slumped further in the autumn. Alarmed by the deterioration in the region, investors sold global stocks, emerging market bonds and domestic corporate bonds in favor of U.S. Treasuries, which are considered to be among the safest securities in the world. This "flight-to-quality" trend drove prices of
Treasuries higher and yields lower.

At first, high yield bonds weathered the volatile market conditions remarkably well. One measure of their resilience was reflected in the difference between yields on junk bonds and Treasuries, which represents the reward investors demand for taking a chance on junk bonds. While this difference increased as the global financial crisis continued, it remained well below the historal average of approximately 460 basis points well into 1998 because junk bond yields remained quite attractive relative to other fixed-income securities.
(A basis point is equal to one 1/100th of a percentage point.) In fact, the
$92.6 billion of new junk bonds issued in the first six months of 1998 set a new record. Not until the summer did the demand for high yield bonds dry up as news from Asia, Russia and Latin America grew increasingly ominous.

In the U.S., the economic expansion lost steam as the domestic market was flooded with cheaply priced Asian imports while fewer American-made goods were sold overseas. The corporate bond default rate edged higher and earnings growth slowed. Not surprisingly, the difference between yields on junk bonds and
Treasuries increased, indicating that investors now required a much larger reward when purchasing junk bonds. By the end of the reporting period, this difference ballooned to more than 600 basis points as the financial crisis spread more deeply into Russia and Latin
America.

What Went Well.
Telecommunication bonds comprised approximately
18% of the portfolio weighting
as of August 31, 1998, making it the Fund's largest sector. Gains in bonds of telecommunications companies, such as McLeod
USA, bolstered Fund returns for
much of the 12-month reporting period as the company's senior unsecured notes were upgraded one notch by two major U.S. credit rating agencies. Although the volume of newly issued debt securities soared in this sector of the high yield market, investors snapped up these bonds following the deregulation of the U.S.
telecommunications industry that occurred in
1996. Deregulation allowed local
and long distance companies to compete in each other's markets. Under these business conditions, competitive local exchange carriers (CLECs), which have lower cost structures than established firms, expanded market share rapidly.
The Fund's exposure to the telecommunications sector included a sizable position in CLECS.

Cable television bonds made up roughly 12% of the portfolio weighting at the end of the reporting period, making it the Fund's second largest sector. Here again, Fund returns benefited for many months as cable television bonds appreciated amid a wave of consolidations that followed deregulation. By contrast, energy bonds performed poorly even when many other sectors of the high yield market rallied. A sharp drop in demand from Asian nations hurt crude oil prices, which in turn pressured prices of energy bonds. Fortunately, we had cut the Fund's exposure to this sector of the high yield market.

And Not So Well.
August of 1998 proved a very difficult month for nearly all fixed-income markets except for Treasuries and the government bonds of many Western European nations, which are considered to be low risk investments. The lingering Asian economic crisis had already weakened global financial markets. Therefore, the devaluation of the Russian ruble in August followed by the default on some ruble-denominated government bonds could not have come at a worse time.
Russia's financial collapse led to doubts about the stability of currencies in
China, Hong Kong and Brazil. Fearing a domino effect, wave after wave of selling roiled financial markets. Investors also sold junk bonds as prices declined. In just one month, high yield bonds tumbled 5.52%, based on the Lehman Brothers High Yield Index. This decline was all the more remarkable because up until that month junk bonds had been the leading asset class as measured by Lehman Brothers indexes.
Losses in August nearly wiped out
all of the Fund's gains from the previous 11 months.

Looking Ahead.
The Federal Reserve lowered the federal funds rate (the rate banks charge each other to borrow money over night) by a quarter of a percentage point on
September 29 and again on October 15 to 5.00%.
These moves suggest the U.S.
central bank wants to prevent slumping global economies from derailing the domestic economic expansion. Moreover, monetary policy makers may be worried that the mounting reluctance of lenders and investors to provide businesses with money also threatens the expansion. We believe much of these concerns are already reflected in the lower prices (and higher yields) available in the junk bond market.

Sincerely,

Kendall Peterson
Manager


Richard A. Redeker
President

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
LONG-TERM INVESTMENTS--118.9%
CORPORATE BONDS--114.6%
------------------------------------------------
------------------------------------------------
------------------------------
Aerospace--1.3%
Compass Aerospace Corp., Sr. Sub. Notes
B               10.125%       4/15/05   $
300         $   288,000
K & F Industries, Inc., Sr. Sub. Notes, Ser. B
B3               9.25        10/15/07
300             296,250
Stellex Industries Inc., Sr. Sub. Notes
B3               9.50        11/01/07
500             455,000

-----------

1,039,250
------------------------------------------------
------------------------------------------------
------------------------------
Automotive Parts--2.6%
Foamex JPS Automotive L.P.,
   Sr. Notes
B1              11.125        6/15/01
1,000 (a)       1,045,000
   Sr. Sub. Notes
B3               9.875        5/15/07
150             158,250
Stanadyne Automotive Corp., Sr. Sub. Notes
B               10.25        12/15/07
350             332,500
Walbro Corp., Sr. Notes
B2              10.125       12/15/07
550             511,500

-----------

2,047,250
------------------------------------------------
------------------------------------------------
------------------------------
Building & Products--4.0%
Congoleum Corp., Sr. Notes
B1                8.625       8/01/08
500             470,000
Falcon Building Products., Inc., Sr. Sub. Disc.
Notes,
   Zero Coupon
   (until 6/15/02), Ser. B
B3               10.50        6/15/07
600             360,000
International Comfort Products, Sr. Notes
B2                8.625       5/15/08
500             460,000
Koppers Industry, Inc., Sr. Sub Notes
B2                9.875      12/01/07
200             190,000
Nortek Inc.,
   Sr. Notes
B1                8.875       8/01/08
250             235,625
   Sr. Notes
B1                9.125       9/01/07
500 (a)         475,000
Webb Delaware Corp., Sr. Sub. Notes
B2                9.375       5/01/09
1,000 (a)         940,000

-----------

3,130,625
------------------------------------------------
------------------------------------------------
------------------------------
Cable--11.7%
Adelphia Communications Corp.,
   Sr. Notes
B2                9.25       10/01/02
225             226,688
   Sr. Notes
B2               10.50        7/15/04
500             533,750
   Sr. Notes, Payment in kind
      (cost $479,122; purchased 3/20/96)
B2                9.50        2/15/04
497 (b)         501,588
Coaxial Communications Central Ohio, Sr. Notes
B3               10.00        8/15/06
250             245,000
Comcast Corp., Sr. Sub. Notes
Ba3              10.625       7/15/12
1,000 (a)       1,242,690

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     5

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Cable (cont'd)
Comcast UK Cable Corp., Sr. Disc. Deb., Zero
Coupon
   (until 11/15/00) (U.K.)
B2               11.20%      11/15/07   $
250 (a)(e)  $   202,500
CSC Holdings, Inc.,
   Sr. Notes, Ser. B
Ba2               8.125       8/15/09
200             208,000
   Sr. Sub. Notes
B1                9.25       11/01/05
665 (b)         684,950
Diamond Cable Co.,
   Sr. Disc. Notes, Zero Coupon (until 12/15/00)
(U.K.)     B3               11.75       12/15/05
500 (a)(e)      375,000
   Sr. Disc. Notes, Zero Coupon (until 2/15/02)
(U.K.)      B3               10.75
2/15/07         500 (e)         365,000
   Sr. Disc. Notes, Zero Coupon (until 9/30/99)
(U.K.)      B3               13.25
9/30/04         500 (a)(e)      470,000
Falcon Holdings Group, L.P., Sr. Disc. Notes,
   Zero Coupon (until 4/15/03)
B2                9.285       4/15/10
250             152,500
Intermedia Capital Partners L.P., Sr. Disc.
Notes           B2               11.25
8/01/06         820 (a)         885,600
International Cabletel, Inc.,
   Sr. Notes, Zero Coupon (until 10/15/98)
B3               10.875      10/15/03
500 (a)         500,000
   Sr. Notes, Series B, Zero Coupon (until
2/1/01)          B3               11.50
2/01/06         625             506,250
Lenfest Communications, Inc., Sr. Sub. Notes
B2               10.50        6/15/06
500             560,000
Renaissance Media, LLC., Sr. Disc. Notes,
   Zero Coupon (until 4/15/03)
B3               10.00        4/15/08
250             155,000
Rogers Cablesystems, Inc., Sr. Notes (Canada)
Ba3              10.00        3/15/05
1,000 (a)(e)    1,040,000
United Int'l. Holdings, Inc., Sr. Sec. Disc.
Notes,
   Zero Coupon (until 2/15/03)
B3               10.34        2/15/08
500             235,000

-----------

9,089,516
------------------------------------------------
------------------------------------------------
------------------------------
Casinos--4.9%
Aztar Corp., Sr. Sub. Notes
B3               13.75       10/01/04
750 (a)         817,500
Lady Luck Gaming Finance Corp.
B2               11.875       3/01/01
750 (b)         765,000
Louisiana Casino Cruises Inc., First Mtge. Notes
NR               11.50       12/01/98
1,000             997,500
Majestic Star Casino LLC.
B                12.75        5/15/03
225 (a)         245,813
Trump Atlantic City Assocs., First Mtge. Notes
B1               11.25        5/01/06
650 (a)         559,000
Trump Castle Funding, Inc., First Mtge. Notes
Caa              11.75       11/15/03
500             450,000

-----------

3,834,813
------------------------------------------------
------------------------------------------------
------------------------------
Chemicals--1.8%
Polymer Group, Inc., Sr. Sub. Notes
B2                9.00        7/01/07
1,000             920,000
Sterling Chemical Holdings, Inc., Sr. Sub. Notes
B3               11.75        8/15/06
500 (a)         455,000

-----------

1,375,000

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     6

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Consumer Products--4.7%
Corning Consumer Prod. Co., Sr. Sub. Notes
B3               9.625%       5/01/08   $
250         $   210,000
French Fragrances, Inc.,
   Sr. Notes, Ser. D
B2              10.375        5/15/07
150             147,000
   Sr. Notes, Ser. B
B2              10.375        5/15/07
600 (a)         630,000
Louisiana Petite Academy, Inc., Sr. Notes
B3              10.00         5/15/08
250             238,750
Radnor Holdings, Corp., Sr. Notes, Ser. B
B2              10.00        12/01/03
500             490,000
Sealy Mattress Co., Sr. Sub. Disc. Notes,
   Zero Coupon (until 12/15/02)
NR              10.875       12/15/07
200             120,000
Syratech Corp., Sr. Notes
B3              11.00         4/15/07
500 (a)         420,000
United Stationer Supply Co., Sr. Sub. Notes
B1              12.75         5/01/05
833 (b)         935,043
Windmere Durable Holdings, Inc., Sr. Notes
B3              10.00         7/31/08
500             480,000

-----------

3,670,793
------------------------------------------------
------------------------------------------------
------------------------------
Containers--1.6%
Ball Corp., Sr. Sub. Notes
B1               8.25         8/01/08
750             721,875
Tekni Plex, Inc., Sr. Sub. Notes
B3               9.25         3/01/08
550             517,000

-----------

1,238,875
------------------------------------------------
------------------------------------------------
------------------------------
Drugs & Health Care--1.6%
Alaris Med. Systems, Inc., Sr. Sub. Notes
B3                9.75       12/01/06
500 (a)         475,000
Alliance Imaging, Inc., Sr. Sub. Notes
B3                9.625      12/15/05
300 (a)         288,000
Fresenius Medical Care
NR                7.875       2/01/08
500             450,000

-----------

1,213,000
------------------------------------------------
------------------------------------------------
------------------------------
Energy--5.0%
AES Corp., Sr. Sub. Notes
Ba1              10.25        7/15/06
500 (a)         505,000
Calenergy Inc., Sr. Notes
Ba1               9.50        9/15/06
1,000 (a)       1,148,810
Chesapeake Energy Corp., Sr. Notes, Ser. A
B1                9.625       5/01/05
250             205,000
Grant Geophysical, Inc., Sr. Notes
B3                9.75        2/15/08
500 (a)         425,000
Great Lakes Carbon Corp., Sr. Notes
B3               10.25        5/15/08
500             475,000
Ocean Rig, Sr. Sec'd. Notes
B3               10.25        6/01/08
500             390,000
Petroleum Heat & Power Inc., Sr. Sub. Notes
B2                9.375       2/01/06
700 (a)(c)      574,000
Transamerican Energy Corp., Sr. Sec'd. Notes
B3               11.50        6/15/02
200             122,000

-----------

3,844,810

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     7

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Financial--2.0%
AmeriCredit Corp., Sr. Notes
Ba1               9.25%       2/01/04   $
400 (a)     $   376,000
Amresco, Inc.
B2                9.875       3/15/05
300             285,000
Delta Financial Corp., Sr. Notes
B1                9.50        8/01/04
700 (b)         560,000
First Nationwide Holdings, Inc., Sr. Notes
Ba3              12.50        4/15/03
300 (a)         344,250

-----------

1,565,250
------------------------------------------------
------------------------------------------------
------------------------------
Foods--5.7%
Cott Corp., Sr. Notes
Ba3               8.50        5/01/07
500 (a)         485,000
Curtice Burns Foods, Inc., Sr. Sub. Notes
B3               12.25        2/01/05
1,000 (b)       1,070,000
Envirodyne Industries, Inc., First Priority Sr.
Sec'd.
   Notes, Ser. B
B1               12.00        6/15/00
258 (a)         278,640
Favorite Brands Int'l., Inc., Sr. Notes
B3               10.75        5/15/06
500             375,000
Foodmaker, Inc., Sr. Sub. Notes
B1                8.375       4/15/08
250             232,500
Perkins Family Restaurant, LP., Sr. Notes, Ser.
B           B1               10.125
12/15/07         400             384,000
Pilgrim's Pride Corp., Sr. Sub. Notes
B3               10.875       8/01/03
800 (a)         784,000
PSF Finance, L.P., Sr. Sec'd. Notes, Payment in
Kind
   (cost $324,232; purchased 3/8/94)
NR               11.00        9/17/03
324 (b)(c)      346,928
Purina Mills, Inc., Sr. Notes
B2                9.00        3/15/10
500             500,000

-----------

4,456,068
------------------------------------------------
------------------------------------------------
------------------------------
Gaming--2.8%
Alliance Gaming Corp., Sr. Sub. Notes, Ser. B
B3               10.00        8/01/07
1,000 (a)         960,000
Boyd Gaming Corp., Sr. Sub. Notes
B1                9.50        7/15/07
250             245,000
Casino Magic Corp.,
   Sr. Notes
B1               11.50       10/15/01
500             510,000
   Sr. Notes
B3               13.00        8/15/03
250             275,000
Fitzgeralds Gaming Corp., Sr. Sec. Notes
B3               12.25       12/15/04
250             175,000

-----------

2,165,000
------------------------------------------------
------------------------------------------------
------------------------------
Health Care--0.6%
Mariner Post Acute Network, Inc., Sr. Sub. Disc.
Notes,
   Zero Coupon (until 11/1/02)
B3               10.50       11/01/07
850             501,500
------------------------------------------------
------------------------------------------------
------------------------------
Home Builder--0.6%
D.R. Horton, Inc., Sr. Notes
Ba2               8.375       6/15/04
500 (a)         502,500

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     8

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Industrials--9.0%
Allied Waste Industries, Inc., Sr. Sub. Notes
B2               10.25%      12/01/06   $
750 (a)     $   807,187
Amphenol Corp., Sr. Sub. Notes
B2                9.875       5/15/07
1,100 (a)       1,078,000
Anchor Lamina, Inc., Sr. Sub. Notes
B3                9.875       2/01/08
150 (a)         135,000
Brand Scaffold Svcs. Inc., Sr. Notes
B3               10.25        2/15/08
100              92,000
Continental Global Group, Inc., Sr. Notes, Ser.
B           B2               11.00
4/01/07       1,000 (a)         930,000
Eagle Picher Industries, Inc., Sr. Sub. Notes
B3                9.375       3/01/08
250             230,000
Insilco Corp., Sr. Sub. Notes
B3               10.25        8/15/07
500             497,500
Interlake Corp., Sr. Sub. Deb.
B3               12.125       3/01/02
500             495,000
Moll Industries, Inc., Sr. Sub. Notes
B3               10.50        7/01/08
250             227,500
Motors & Gears, Inc.
B3               10.75       11/15/06
500 (a)         502,500
Newcor Inc., Sr. Sub. Notes
B3                9.875       3/01/08
150             135,000
Packaged Ice Inc., Sr. Notes
B3                9.75        2/01/05
500             495,000
Stena Line AB, Sr. Notes
B1               10.625       6/01/08
500             465,000
Thermadyne Mfg., Sr. Sub. Notes
B3                9.875       6/01/08
500             445,000
Viasystems, Inc., Sr. Sub. Notes
B3                9.75        6/01/07
500             475,000

-----------

7,009,687
------------------------------------------------
------------------------------------------------
------------------------------
Leisure--0.8%
Ballys Health & Tennis Corp., Sr. Sub. Notes,
Ser. B        B3                9.875
10/15/07         500 (a)         475,000
Loews Cineplex Entertainment Corp., Sr. Sub.
Notes          B3                8.875
8/01/08         125             117,500

-----------

592,500
------------------------------------------------
------------------------------------------------
------------------------------
Lodging--1.8%
HMH Properties, Inc., Sr. Sec'd Notes
Ba2               7.875       8/01/08
500             470,000
Host Marriott Travel Plazas, Inc., Sr. Notes
Ba3               9.50        5/15/05
900 (a)         931,500

-----------

1,401,500
------------------------------------------------
------------------------------------------------
------------------------------
Media--9.0%
American Lawyer Media Holdings,
   Sr. Disc. Notes, Zero Coupon (until 12/15/02)
NR               12.25       12/15/08
300             175,500
   Sr. Sub. Notes
B1                9.75       12/15/07
800 (a)         776,000
AMSC Acquistion, Inc., Sr. Notes
NR               12.25        4/01/08
100              67,000
Benedek Broadcasting Corp., Sr. Notes
B1               11.875       3/01/05
500 (b)         545,000
Cumulus Media Inc., Sr. Sub. Note
B3               10.375       7/01/08
500             490,000
Fox/Liberty Networks LLC, Sr. Disc. Notes, Zero
Coupon
   (until 8/15/02)
B1                9.75        8/15/07
600 (a)         372,000
Globo Communicacoes, Sr. Notes (Brazil)
B1               10.50       12/20/06
260             169,000

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     9

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Media (cont'd.)
Jacor Communications, Inc., Sr. Sub. Notes
B2                9.75%      12/15/06   $
1,000 (a)     $ 1,040,000
Lamar Advertising Co., Sr. Sub. Notes
B1                9.625      12/01/06
500 (a)         512,500
Paragon Corporate Holdings, Inc., Sr. Notes
B3                9.625       4/01/08
250             182,500
Paxson Communications Corp., Sr. Sub. Notes
B3               11.625      10/01/02
1,750 (a)       1,662,500
Shop At Home, Inc., Sr. Sec'd Notes
B1               11.00        4/01/05
350             332,500
TV Azteca S.A. de CV, Sr. Notes, Ser. B (Mexico)
Ba3              10.50        2/15/07
500 (e)         385,000
Young America Corp., Sr. Sub. Notes
B3               11.625       2/15/06
300             240,000

-----------

6,949,500
------------------------------------------------
------------------------------------------------
------------------------------
Metals--2.4%
Armco, Inc., Sr. Notes
B2                9.00        9/15/07
250 (a)         236,250
Jorgensen (Earle M) Co., Sr. Notes
B3                9.50        4/01/05
250             230,000
Numatics, Inc., Sr. Sub. Notes
B3                9.625       4/01/08
500             460,000
P & L Coal Holdings Corp., Sr. Sub. Notes
B2                9.625       5/15/08
250             237,500
UCAR Global Enterprises, Inc., Sr. Sub. Notes
B1               12.00        1/15/05
250             262,500
WHX Corp., Sr. Notes
B3               10.50        4/15/05
500             450,000

-----------

1,876,250
------------------------------------------------
------------------------------------------------
------------------------------
Miscellaneous--0.3%
Six Flags Entertainment Corp., Gtd. Sr. Notes
B3                8.875       4/01/06
250             240,000
------------------------------------------------
------------------------------------------------
------------------------------
Miscellaneous Services--0.2%
Coinstar, Inc., Sr. Sub. Disc. Notes, Zero
Coupon
   (until 10/1/99)
NR               13.00       10/01/06
250             185,000
------------------------------------------------
------------------------------------------------
------------------------------
Oil & Gas Exploration/Production--0.8%
Bayard Drilling Tech., Sr. Notes
B2               11.00        6/30/05
250             225,000
Gothic Production Corp., Sr. Sec'd. Notes
B3               11.125       5/01/05
250             187,500
Plains Resources, Inc., Sr. Sub. Notes
B2               10.25        3/15/06
250             242,500

-----------

655,000
------------------------------------------------
------------------------------------------------
------------------------------
Paper & Packaging--4.4%
App Int'l. Finance Co., Sec'd. Notes (Indonesia)
B2               11.75       10/01/05
750 (a)(e)      397,500
Graham Packaging Co., Sr. Disc. Notes, Zero
Coupon
   (until 1/15/03)
NR               10.75        1/15/09
100              59,500

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     10

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Paper & Packaging (cont'd.)
Graham Packaging Co., Sr. Sub. Notes
B3                8.75%       1/15/08   $
100         $    97,500
Mail Well Envelope Corp., Sr. Sub. Notes
B2               10.50        2/15/04
500             530,000
Maxxam Group Holdings Inc., Sr. Sec'd Notes
B3               12.00        8/01/03
200 (a)         218,000
Millar Western Prod. Ltd., Sr. Notes
B3                9.875       5/15/08
250             192,500
Silgan Holdings Inc., Sub. Deb., Payment in Kind
   (cost $700,000; purchased 6/13/97)
B                13.25        7/15/06
787             857,525
Silgan Holdings, Inc., Sr. Sub. Deb.
B1                9.00        6/01/09
500             505,000
Stone Container Corp., Sr. Sub. Deb.
B3               12.25        4/01/02
500 (b)         502,500

-----------

3,360,025
------------------------------------------------
------------------------------------------------
------------------------------
Pharmaceuticals--0.6%
ICN Pharmaceuticals Inc., Sr. Notes
Ba3               8.75       11/15/08
500             450,000
------------------------------------------------
------------------------------------------------
------------------------------
Printing--0.7%
Sullivan Graphics Inc., Sr. Sub. Notes
Caa              12.75        8/01/05
500             505,000
------------------------------------------------
------------------------------------------------
------------------------------
Refinery--0.3%
Tesoro Petroleum Corp., Sr. Sub. Notes
B1                9.00        7/01/08
250             235,000
------------------------------------------------
------------------------------------------------
------------------------------
Retail--5.2%
Big 5 Corp., Sr. Notes, Ser. B
B2               10.875      11/15/07
200 (a)         186,000
Duane Reade Inc., Sr. Sub. Notes
B3                9.25        2/15/08
700 (a)         679,000
Franks Nursery & Crafts Inc., Sr. Sub. Notes
B3               10.25        3/01/08
400             372,000
K-Mart Corp.
Ba2               8.25        1/01/22
750 (a)         723,750
Phar Mor, Inc., Sr. Notes
B3               11.72        9/11/02
1,250 (b)       1,250,000
Phillips Van Heusen Corp., Sr. Sub. Notes
B1                9.50        5/01/08
250             240,000
US Office Product, Co., Sr. Notes
B3                9.75        6/15/08
150             126,000
Worldtex, Inc., Sr. Notes, Ser. B
B1                9.625      12/15/07
500             450,000

-----------

4,026,750
------------------------------------------------
------------------------------------------------
------------------------------
Steel & Metals--2.6%
Algoma Steel, Inc., First Mtge. Notes
B1               12.375       7/15/05
500 (a)         490,000
Kaiser Aluminum & Chemical Corp., Sr. Sub. Notes
B2               12.75        2/01/03
960 (a)         998,400
WCI Steel, Inc., Sr. Notes
B2               10.00       12/01/04
500             490,000

-----------

1,978,400

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     11

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Supermarkets--3.6%
Interact Systems, Inc., Sr. Disc. Notes, Zero
Coupon
   (until 8/1/99)
NR               14.00%       8/01/03   $
1,100 (c)     $   451,000
Jitnay-Jungle Stores Inc., Sr. Notes
B2               12.00        3/01/06
1,000 (a)       1,110,000
Marsh Supermarkets Inc., Sr. Sub. Notes
B2                8.875       8/01/07
500 (a)         495,000
Pantry, Inc., Sr. Sub. Notes
B3               10.25       10/15/07
750             727,500

-----------

2,783,500
------------------------------------------------
------------------------------------------------
------------------------------
Technology--2.1%
Details Holding Corp., Sr. Disc. Notes, Zero
Coupon
   (until 11/15/02)
NR               12.50       11/15/07
250             137,500
Details, Inc., Sr. Sub. Notes
B3               10.00       11/15/05
200             184,000
DII Group, Inc., Sr. Sub. Notes
B1                8.50        9/15/07
500 (a)         455,000
Unisys Corp., Sr. Notes
Ba3              11.75       10/15/04
750 (a)         843,750

-----------

1,620,250
------------------------------------------------
------------------------------------------------
------------------------------
Telecommunications--18.4%
Allegiance Telecommunications, Inc., Sr. Notes
NR               12.875       5/15/08
750             705,000
CB Richards Ellis Svcs., Inc., Sr. Sub. Notes
Ba3               8.875       6/01/06
500 (a)         487,500
CCPR Services, Inc., Sr. Sub. Notes
B2               10.00        2/01/07
500             450,000
Cellnet Data Systems, Inc., Sr. Disc. Notes,
Ser. B,
   Zero Coupon (until 10/1/02)
NR               14.00       10/01/07
1,749 (c)         699,600
Clearnet Communications, Inc., Sr. Disc. Notes,
Zero
   Coupon
   (until 12/15/00) (Canada)
B3               14.75       12/15/05
150 (e)         115,500
Crown Castle Int'l. Corp., Sr. Disc. Notes, Zero
Coupon
   (until 11/15/02)
B3               10.625      11/15/07
250             140,000
E. Spire Communications Inc., Sr. Disc. Notes,
Zero
   Coupon
   (until 7/1/03)
NR               10.625       7/01/08
750             423,750
Firstworld Communications, Inc., Sr. Notes, Zero
Coupon
   (until 4/15/03)
NR               13.00        4/15/08
250              80,000
Geotek Communications, Inc., Sr. Conv. Notes
C                12.00        2/15/01
1,000               5,000
GST Telecommunications, Inc.,
   Sr. Disc. Conv. Notes, Zero Coupon (until
12/15/00)      NR               13.875
12/15/05         110             114,400
   Sr. Sub. Notes
NR               12.75       11/15/07
175 (a)         178,500
GST USA, Inc., Sr. Disc. Notes, Zero Coupon
(until
   12/15/00)
NR               13.875      12/15/05
880             633,600
Hyperion Telecommunications, Inc., Sr. Disc.
Notes,
   Zero Coupon (until 4/15/01)
B3               13.00        4/15/03
250 (c)         167,500
ICG Holdings, Sr. Disc. Notes, Zero Coupon
(until
   9/15/00)
NR               13.50        9/15/05
1,500 (a)       1,155,000

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     12

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Moody's                               Principal

Rating       Interest     Maturity      Amount
Value
Description
(Unaudited)      Rate         Date        (000)
(Note 1)
------------------------------------------------
------------------------------------------------
------------------------------
Telecommunications (cont'd)
Impsat Corp.,
   Sr. Notes
B1              12.125%       7/15/03   $
700         $   490,000
   Sr. Notes
B               12.375        6/15/08
250             200,000
Intermedia Communications, Inc.,
   Sr. Disc. Notes, Zero Coupon (until 5/15/01)
B2              12.50         5/15/06
500 (a)         390,000
   Sr. Disc. Notes, Zero Coupon (until 7/15/02)
B2              11.25         7/15/07
825             569,250
IPC Information Systems, Inc., Sr. Disc. Notes,
Zero
   Coupon
   (until 11/01/01)
B3              10.875        5/01/08
500             320,000
Iridium Cap. Corp.,
   Sr. Notes, Series B
B3              14.00         7/15/05
500             435,000
   Sr. Notes, Series D
B3              10.875        7/15/05
250             200,000
Level 3 Communications, Inc., Sr. Notes
B3               9.125        5/01/08
250             223,750
Mcleod USA Inc.,
   Sr. Disc. Notes, Zero Coupon (until 3/01/02)
B2              10.50         3/01/07
500             350,000
   Sr. Notes
B2               9.25         7/15/07
400             392,000
Metronet Communications Corp., Sr. Disc. Notes,
Zero
   Coupon (until 6/15/03)
B3               9.95         6/15/08
500             257,500
Nextel Communications, Inc., Sr. Disc. Notes,
Zero
   Coupon
   (until 10/31/02)
B2               9.75        10/31/07
650             370,500
Nextlink Communications, Inc., Sr. Notes
B3               9.625       10/01/07
400 (a)         367,000
Omnipoint Corp.,
   Sr. Notes
B3              11.625        8/15/06
150             138,000
   Sr. Notes, Ser. A
B2              11.625        8/15/06
750             690,000
Pagemart Nationwide, Inc., Sr. Disc. Notes, Zero
Coupon
   (until 2/1/00)
B3              15.00         2/01/05
1,250           1,125,000
Price Communications Wireless,
   Sr. Sec'd Notes
Ba3              9.125       12/15/06
500             465,000
   Sr. Sub. Notes
B3              11.75         7/15/07
750             795,000
PSINET Inc., Sr. Notes
B3              10.00         2/15/05
500             465,000
RCN Corp., Zero Coupon (until 10/15/02)
B3              11.125       10/15/07
250             140,000
Telegroup Inc., Sr. Disc. Notes, Zero Coupon
(until
   5/01/00)
NR              10.50        11/01/04
500             325,000
Time Warner Telecom, LLC., Sr. Notes
B2               9.75         7/15/08
250             239,375

-----------

14,302,725
------------------------------------------------
------------------------------------------------
------------------------------
Transportation--1.5%
Holt Group Inc., Sr. Notes
B                9.75         1/15/06
150             127,500
Kitty Hawk, Inc., Sr. Sec'd Notes
B1               9.95        11/15/04
500             495,000
USAir Pass Through Trust Ser. 1989-A2
A3               9.82         1/01/13
500 (a)         530,000

-----------

1,152,500

-----------
Total corporate bonds (cost $94,876,310)
88,997,837

-----------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     13

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Value
Description
Shares          (Note 1)
------------------------------------------------
------------------------------
COMMON STOCKS(d)--0.1%
Cellnet Data Systems, Inc., Sr. Disc. Notes
10,000 (c)      $55,000
Coinstar, Inc.
1,750           12,797
Pagemart Nationwide, Inc.
3,500           25,812

------        ---------
Total common stocks (cost $24,567)
93,609

------        ---------


Units
COMMON TRUST UNIT(d)--0.6%
PSF Finance, LP (cost $462,534; purchased -
3/8/94)  27,924 (c)(f)   451,537

------        ---------

Shares
PREFERRED STOCKS--3.1%
Clark USA Inc., 11.50%, Payment  in Kind
1,057          106,757
CSC Holdings, Inc., Ser. M,
  11.125%, Payment in Kind
1,025          113,730
  11.125%, Payment in Kind
4,200          457,176
Intermedia Communications, Inc.
10,000          250,000
Intermedia Communications, Inc.,
  Ser. B, 13.50%, Payment in Kind
295          340,725
Nextel Communications Inc.
  11.25%, Payment in Kind
158          134,541
Primedia, Inc., Series H
3,000          282,000
Sinclair Broadcast Group, Inc.
5,000          510,000
Viasystems Group, Inc., Ser. B
10,612          201,630

------        ---------

Total preferred stocks (cost $2,202,740)
2,396,559

------        ---------

WARRANTS(d)--0.5%
American Mobile Satellite Corp.,
  expiring 4/1/08
100           $1,000
American Telecasting, Inc.,
  expiring 6/15/99
1,500               15
Benedek Communications Corp.,
  expiring 7/1/07
5,000           15,000
Cellnet Data Systems, Inc.,
  expiring 9/15/07
2,029 (c)       24,348
Clearnet Communications, Inc.,
  expiring 9/15/05 (Canada)
2,475           11,137
Firstworld Communications, Inc.,
  expiring 4/15/08
250                0
Foamex JPS Automotive L.P.,
  expiring 7/1/99
1,000           20,000
Heartland Wireless Comm., Inc.,
  expiring 12/31/00
3,000                0
Intelcom Group, Inc., expiring 9/15/05
9,900          138,600
Interact Systems, Inc., expiring 8/1/03
1,100 (c)          138
Intermedia Communications, Inc.,
  expiring 6/1/00
750 (c)      105,000
MGC Communications, Inc.,
  expiring 1/1/49
200           11,000
Nextel Communications, Inc.,
  expiring 4/25/99
1,000              160
Pagemart Nationwide, Inc.,
  expiring 12/31/03
4,600           29,900
Sterling Chemical Holdings, Inc.,
  expiring 8/15/08
140            3,360
United International Holdings, Inc.,
  expiring 11/15/99
500            6,000

------        ---------

Total warrants (cost $0)
365,658

------        ---------

Total long-term investments
  (cost $97,566,151)
92,305,200

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     14

Portfolio of Investments as of August 31, 1998
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Principal

Interest     Maturity     Amount
Value
Description
Rate         Date        (000)            (Note
1)
------------------------------------------------
------------------------------------------------
------------------------------
SHORT-TERM INVESTMENTS--4.8%
Joint Repurchase Agreement Account (cost
$3,764,000;
   Note 4)
5.808%       9/01/98    $ 3,764         $
3,764,000

------------
Total Investments--123.7%
(cost $101,330,151; Note 3)
96,069,200
Liabilities in excess of other assets--(23.7)%
(18,437,510)

------------
Net Assets--100%
$ 77,631,690

------------

------------

---------------
(a) Total segregated as collateral for line of
credit. Aggregate value of
segregated securities--$36,612,140; (Note 5).
(b) Portion of security segregated as collateral
for line of credit. Aggregate
value of segregated securities--$4,193,885;
(Note 5).
(c) Indicates a security is restricted as to
resale; the aggregate cost of such
    securities is $3,534,987. The aggregate
value $2,875,050 is approximately 4%
    of net assets.
(d) Non-income producing securities.
(e) US $ Denominated Bonds-Foreign Issuers.
(f) Portion of units represent ownership in PSF
Holdings, Inc.
NR--Not rated by Moody's or Standard & Poor's.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     15

THE HIGH YIELD INCOME FUND, INC.
Statement of Assets and Liabilities
------------------------------------------------
------------

Assets
August 31, 1998
Investments, at value (cost $101,330,151).....
$  96,069,200
Cash..........................................
437
Interest receivable...........................
1,997,026
Prepaid expenses and other assets.............
2,077

---------------
   Total assets...............................
98,068,740

---------------
Liabilities
Loan payable (Note 5).........................
20,000,000
Accrued expenses..............................
183,788
Loan interest payable.........................
113,299
Dividends payable.............................
53,472
Deferred directors' fees......................
52,822
Due to Manager................................
33,669

---------------
   Total liabilities..........................
20,437,050

---------------
Net Assets....................................
$  77,631,690

---------------

---------------
Net assets were comprised of:
   Common stock, at par.......................
$     112,393
   Paid-in capital in excess of par...........
100,835,244

---------------

100,947,637
   Undistributed net investment income........
132,577
   Accumulated net realized loss on
      investments.............................
(18,187,573)
   Net unrealized depreciation on
      investments.............................
(5,260,951)

---------------
   Net assets, August 31, 1998................
$  77,631,690

---------------

---------------
Net asset value and redemption price per share
   ($77,631,690 / 11,239,274 shares of common
   stock issued and outstanding)..............
$6.91

---------------

---------------

THE HIGH YIELD INCOME FUND, INC.
Statement of Operations
------------------------------------------------
------------


Year Ended
Net Investment Income
August 31, 1998
Income
   Interest...................................
$  10,264,810
   Dividends..................................
241,708

---------------

10,506,518

---------------
Expenses
   Management fee.............................
600,221
   Custodian's fees and expenses..............
140,000
   Reports to shareholders....................
60,000
   Transfer agent's fees and expenses.........
42,000
   Audit fee and expenses.....................
30,000
   Registration fees..........................
26,000
   Directors' fees and expenses...............
20,000
   Legal fees and expenses....................
1,000
   Miscellaneous..............................
10,175

---------------
      Total operating expenses................
929,396
   Loan interest expense (Note 5).............
1,330,799

---------------
      Total expenses..........................
2,260,195

---------------
Net investment income.........................
8,246,323

---------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment
   transactions...............................
2,347,417
Net change in unrealized depreciation on
   investments................................
(10,100,678)

---------------
Net loss on investments.......................
(7,753,261)

---------------
Net Increase in Net Assets
Resulting from Operations.....................
$     493,062

---------------

---------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     16

THE HIGH YIELD INCOME FUND, INC.
Statement of Cash Flows
------------------------------------------------
------------

Year Ended

August 31,
Increase (Decrease) in Cash
1998
Cash flows provided from (used in) operating
   activities:
   Interest and dividends received (excluding
      discount amortization of $1,529,882).....
$  9,591,839
   Operating expenses paid.....................
(955,028)
   Loan interest paid..........................
(1,330,833)
   Maturities of short-term portfolio
      investments, net.........................
(595,000)
   Purchases of long-term portfolio
      investments..............................
(73,760,871)
   Proceeds from disposition of long-term
      portfolio investments....................
74,487,091
   Prepaid expenses............................
109

------------
   Net cash provided from operating
      activities...............................
7,437,307

------------
Cash flows used for financing activities:
   Cash dividends paid (excluding reinvestment
      of dividends of $623,068)................
(7,437,206)

------------
Net increase in cash...........................
101
Cash at beginning of year......................
336

------------
Cash at end of year............................
$        437

------------

------------
Reconciliation of Net Increase in Net Assets to
Net Cash Provided from (used in) Operating
Activities
Net increase in net assets resulting from
   operations..................................
$    493,062

------------
Increase in investments........................
(790,848)
Net realized gain on investment transactions...
(2,347,417)
Net change in net unrealized appreciation on
   investments.................................
10,100,678
Decrease in interest receivable................
182,389
Decrease in prepaid expenses and other
   assets......................................
109
Decrease in payable for investments
   purchased...................................
(175,000)
Decrease in accrued expenses and other
   liabilities.................................
(25,666)

------------
   Total adjustments...........................
6,944,245

------------
Net cash provided from operating activities....
$  7,437,307

------------

------------


THE HIGH YIELD INCOME FUND, INC.
Statement of Changes in Net Assets
------------------------------------------------
------------

Increase (Decrease)                 Year Ended
August 31,
in Net Assets                      1998
1997
Operations
   Net investment income...    $  8,246,323
$   8,207,870
   Net realized gain on
      investment
      transactions.........       2,347,417
1,127,455
   Net change in unrealized
  appreciation/depreciation
      of investments.......     (10,100,678)
2,797,116
                             ----------------
----------------
   Net increase in net
      assets
      resulting from
      operations...........         493,062
12,132,441
Dividends paid to
   shareholders
   from net investment
   income..................      (8,064,957)
(8,207,870)
Dividends paid to
   shareholders in excess
   of net investment
   income..................            --
(131,748)
Net asset value of shares
   issued to shareholders
   in reinvestment of
   dividends...............         623,068
613,616
                             ----------------
----------------
Total increase
   (decrease)..............      (6,948,827)
4,406,439
Net Assets
Beginning of year..........      84,580,517
80,174,078
                             ----------------
----------------
End of year................  $   77,631,690
$     84,580,517
                             ----------------
----------------
                             ----------------
----------------

------------------------------------------------
--------------------------------
See Notes to Financial Statements.     17

Notes to Financial Statements
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------
The High Yield Income Fund, Inc. (the 'Fund')
was organized in Maryland on
August 21, 1987 as a diversified, closed-end
management investment company. The
Fund's primary investment objective is to
maximize current income to
shareholders through investment in a diversified
portfolio of high-yield,
fixed-income securities rated in the medium to
lower categories by recognized
rating services, or nonrated securities of
comparable quality. As a secondary
investment objective, the Fund will seek capital
appreciation, but only when
consistent with its primary objective. The
ability of issuers of debt securities
held by the Fund to meet their obligations may
be affected by economic or
political developments in a specific industry or
region.
------------------------------------------------
------------
Note 1. Accounting Policies
The following is a summary of significant
accounting policies followed by the
Fund in the preparation of its financial
statements.
Security Valuation: Portfolio securities that
are actively traded in the
over-the-counter market, including listed
securities for which the primary
market is believed to be over-the-counter, are
valued at prices provided by
principal market makers and pricing agents. Any
security for which the primary
market is on an exchange is valued at the last
sales price on such exchange on
the day of valuation or, if there was no sale on
such day, the last bid price
quoted on such day. Securities issued in private
placements are valued at the
bid price or the mean between the bid and asked
prices, if available, provided
by principal market makers. Any security for
which a reliable market quotation
is unavailable is valued at fair value as
determined in good faith by or under
the direction of the Fund's Board of Directors.
Short-term securities which mature in more than
60 days are valued at current
market quotations. Short-term securities which
mature in 60 days or less are
valued at amortized cost.
In connection with transactions in repurchase
agreements with U.S. financial
institutions, it is the Fund's policy that its
custodian or designated
subcustodians, as the case may be under triparty
repurchase agreements, take
possession of the underlying collateral
securities, the value of which exceeds
the principal amount of the repurchase
transaction including accrued interest.
If the seller defaults and the value of the
collateral declines, or if
bankruptcy proceedings are commenced with
respect to the seller of the security,
realization of the collateral by the Fund may be
delayed or limited. The Fund's
custodian will maintain, in a segregated account
of the Fund, cash, U.S.
Government securities, equity securities or
other liquid, unencumbered assets
marked to market daily, having a value equal to
or greater than the Fund's
purchase commitments with respect to certain
investments.
The Fund may invest up to 20% of its total
assets in securities which are not
readily marketable, including those which are
restricted as to disposition under
securities law ('restricted securities').
On August 26, 1998, the Fund's Board of
Directors authorized an increase in the
Fund's ability to invest in zero coupon bonds
from 15% to 20% of total assets.
Cash Flow Information: The Fund invests in
securities and distributes dividends
from net investment income which are paid in
cash or are reinvested at the
discretion of shareholders. These activities are
reported in the Statement of
Changes in Net Assets and additional information
on cash receipts and cash
payments is presented in the Statement of Cash
Flows.
Accounting practices that do not affect
reporting activities on a cash basis
include carrying investments at value, accruing
income on PIK (payment-in-kind)
securities and amortizing discounts on debt
obligations. Cash, as used in the
Statement of Cash Flows, is the amount reported
as 'Cash' in the Statement of
Assets and Liabilities.
Security Transactions and Investment Income:
Security transactions are recorded
on the trade date. Realized and unrealized gains
and losses from securities
transactions are calculated on the identified
cost basis. Interest income, which
is comprised of three elements: stated coupon
rate, original issue discount and
market discount, is recorded on the accrual
basis. Dividend income is recorded
on the ex-dividend date. Expenses are recorded
on the accrual basis which may
require the use of certain estimates by
management.
Federal Income Taxes: It is the Fund's policy to
continue to meet the
requirements of the Internal Revenue Code
applicable to regulated investment
companies and to distribute all of its taxable
income to shareholders.
Therefore, no federal income tax provision is
required.
Dividends and Distributions: The Fund expects to
pay dividends of net investment
income monthly and make distributions at least
annually of net capital gains, if
any. Dividends and distributions are recorded on
the ex-dividend date.
Income distributions and capital gain
distributions are determined in accordance
with income tax regulations which may differ
from generally accepted accounting
principles.
------------------------------------------------
------------
Note 2. Agreements
The Fund has a management agreement with
Prudential Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM
has responsibility for all
investment advisory services and supervises the
------------------------------------------------
--------------------------------
                                       18

Notes to Financial Statements
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------
subadviser's performance of such services. PIFM
has entered into a subadvisory
agreement with The Prudential Investment
Corporation ('PIC'). PIC furnishes
investment advisory services in connection with
the management of the Fund. PIFM
pays for the cost of the subadviser's services,
the compensation of officers and
employees of the Fund, occupancy and certain
clerical and bookkeeping costs of
the Fund. The Fund bears all other costs and
expenses.
The management fee paid PIFM is computed weekly
and payable monthly, at an
annual rate of .70 of 1% of the Fund's average
weekly net assets.
PIFM and PIC are indirect, wholly owned
subsidiaries of The Prudential Insurance
Company of America.
------------------------------------------------
------------
Note 3. Portfolio Securities
Purchases and sales of investment securities,
other than short-term investments,
for the year ended August 31, 1998 aggregated
$73,664,727 and $74,487,091,
respectively.
The cost basis of investments for federal income
tax purposes at August 31, 1998
was substantially the same as for financial
reporting purposes and accordingly,
net unrealized depreciation for federal income
tax purposes was $5,260,951
(gross unrealized appreciation--$2,243,670;
gross unrealized
depreciation--$7,504,621).
The Fund had a capital loss carryforward as of
August 31, 1998 of approximately
$18,187,600 of which $3,463,700 expires in 1999,
$8,891,400 expires in 2000,
$263,000 expires in 2003 and $5,569,500 expires
in 2004. Such carryforward is
after utilization of $2,347,417 to offset the
Fund's net taxable gains
recognized in the year ended August 31, 1998.
Accordingly, no capital gains
distribution is expected to be paid to
shareholders until net realized gains
have been realized in excess of such amounts.
------------------------------------------------
------------
Note 4. Joint Repurchase Agreement Account
The Fund, along with other affiliated registered
investment companies, transfers
uninvested cash balances into a single joint
account, the daily aggregate
balance of which is invested in one or more
repurchase agreements
collaterialized by U.S. Treasury or federal
agency obligations. As of August 31,
1998, the Fund had a 0.52% undivided interest in
the repurchase agreements in
the joint account. The undivided interest for
the Fund represented $3,764,000 in
principal amount. As of such date, each
repurchase agreement in the joint
account and the collateral therefor was as
follows:
Bear, Stearns & Co., 5.57%, in the principal
amount of $200,000,000, repurchase
price $200,032,056, due 9/1/98. The value of the
collateral including accrued
interest was $204,360,401.
Credit Suisse First Boston Corp., 5.80%, in the
principal amount of
$200,000,000, repurchase price $200,032,222, due
9/1/98. The value of the
collateral including accrued interest was
$207,955,583.
Salomon Smith Barney Inc., 5.77%, in the
principal amount of $200,000,000,
repurchase price $200,032,056, due 9/1/98. The
value of the collateral including
accrued interest was $204,490,882.
Deutsche Bank Securities, Inc., 5.95%, in the
principal amount of $121,307,000,
repurchase price $121,327,049, due 9/1/98. The
value of the collateral including
accrued interest was $123,733,796.
------------------------------------------------
------------
Note 5. Borrowings
The Fund has approved a $25,000,000 uncommitted
line of credit with State Street
Bank & Trust Co. Interest on any such borrowings
outstanding fluctuates daily,
at one percentage point over the Federal Funds
rate.
The average daily balance outstanding and the
maximum face amount of borrowings
outstanding at any month end for the year ended
August 31, 1998 was $20,000,000
at a weighted average interest rate of 6.58%.
------------------------------------------------
------------
Note 6. Capital
There are 200 million shares of $.01 par value
common stock authorized.
Prudential owned 11,000 shares of common stock
as of August 31, 1998.
During the fiscal years ended August 31, 1998
and 1997 the Fund issued 81,512
and 82,794 shares, respectively, in connection
with the reinvestment of
dividends.
------------------------------------------------
------------
Note 7. Dividends and Distributions
On September 1 and October 1, 1998 the Board of
Directors of the Fund declared
dividends of $.060 per share payable on
September 30 and October 31,
respectively, to shareholders of record on
September 15 and October 15, 1998,
respectively.
------------------------------------------------
--------------------------------
                                       19

Financial Highlights
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
--------------------------------

Year Ended August 31,

------------------------------------------------
-------

1998        1997        1996        1995
1994

-------     -------     -------     -------
-------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
year(a).....................     $  7.58     $
7.24     $  7.12     $  7.21     $  7.75

-------     -------     -------     -------
-------
Net investment
income.....................................
 .74         .74         .77         .86
 .87
Net realized and unrealized gain (loss) on
investments....        (.69)        .35
 .16        (.08)       (.46)

-------     -------     -------     -------
-------
   Total from investment
operations.......................         .05
1.09         .93         .78         .41

-------     -------     -------     -------
-------
Dividends paid to shareholders from net
investment

income..........................................
 .......        (.72)       (.74)       (.77)
(.87)       (.91)
Distributions to shareholders in excess of net
investment

income..........................................
 .......          --        (.01)         --
--        (.04)
Return of capital
distributions...........................
--          --        (.04)         --
--

-------     -------     -------     -------
-------
   Total dividends and
distributions......................        (.72)
(.75)       (.81)       (.87)       (.95)

-------     -------     -------     -------
-------
Net asset value, end of
year(a)...........................     $  6.91
$  7.58     $  7.24     $  7.12     $  7.21

-------     -------     -------     -------
-------

-------     -------     -------     -------
-------
Market price per share, end of
year(a)....................     $  6.38     $
7.81     $  7.75     $  8.00     $  8.00

-------     -------     -------     -------
-------

-------     -------     -------     -------
-------
TOTAL INVESTMENT
RETURN(b)................................
(10.19)%     11.47%       8.05%      12.84%
3.21%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year
(000).............................     $77,632
$84,581     $80,174     $78,255     $78,525
Average net assets
(000)..................................
$85,511     $81,788     $79,408     $76,345
$83,241
Ratio of expenses to average net
assets...................        2.64%
2.79%       2.89%       3.03%       2.29%
Ratio of net investment income to average net
assets......        9.64%      10.04%
10.62%      12.36%      11.49%
Portfolio turnover
rate...................................
73%         82%         97%        106%
79%
Asset
coverage........................................
 ....         488%        526%        501%
491%        493%
Total debt outstanding at year-end
(000)..................     $20,000     $20,000
$20,000     $20,000     $20,000

---------------
(a) NAV and market value are published in The
Wall Street Journal each Monday.
(b) Total investment return is calculated
assuming a purchase of common stock at
    the current market price on the first day
and a sale at the closing market
    price on the last day of each period
reported. Dividends are assumed, for
    purposes of this calculation, to be
reinvested at prices obtainable under
    the Fund's dividend reinvestment plan. This
amount does not reflect
    brokerage commissions.
------------------------------------------------
--------------------------------
See Notes to Financial Statements.     20

Report of Independent Accountants
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
-------------------------------
To the Board of Directors and Shareholders of The High Yield Income Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations, of cash flows and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The High Yield Income Fund,
Inc. (the 'Fund') at August 31, 1998, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as 'financial statements') are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York
October 29, 1998
------------------------------------------------
--------------------------------
                                       21

Other Information (Unaudited)
THE HIGH YIELD INCOME FUND, INC.
------------------------------------------------
-------------------------------
Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment
Plan (the Plan). Shareholders who
do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholders of record (or, if the shares are held in street or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.

State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at a price equal to net asset value but not less than 95% of the market price. If net asset value exceeds the market price of Shares on the payment date or the Fund declares a dividend or other distribution payable only in cash, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy
Shares in the open market. If, before the Plan
Agent has completed its
purchases, the market price exceeds the net asset value per share, the average per share purchase price paid by the Plan Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. The Fund will not issue
Shares under the Plan below net asset value.

There is no charge to participants for
reinvesting dividends or capital gain
distributions, except for certain brokerage commissions, as described below. The
Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or
terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be
directed to the Plan Agent,
State Street Bank & Trust Company, P.O. Box
8200, Boston, MA 02266-8200.
------------------------------------------------
--------------------------------
                                       22

Directors
Edward D. Beach
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Harry A. Jacobs, Jr.
Mendel A. Melzer, CFA
Thomas T. Mooney
Thomas H. O'Brien
Richard A. Redeker
Nancy H. Teeters
Louis A. Weil, III

Officers
Richard A. Redeker, President
Robert F. Gunia, Vice President
Grace Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
S. Jane Rose, Secretary
Deborah A. Docs, Assistant Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
The Prudential Investment Corporation
Prudential Plaza
Newark, NJ 07101

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Swidler Berlin Shereff Friedman, LLP
919 Third Avenue
New York, N.Y. 10022

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of fund shares.

The High Yield Income Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Toll free (800) 451-6788

The views expressed in this report and
information about the fund's holdings
are for the period covered by this report and are subject to change thereafter.

429904105